Commitments and Contingencies - Time charter agreements (Details) $ in Millions	Dec. 31, 2025 USD ($)
Commitments and Contingencies
Minimum contractual time charter revenue receivable	$ 0.0
Commitments under memorandum of agreement
Commitments and Contingencies
Contractual commitments for vessels	155.2
Commitments relating to exercise of purchase options on vessels
Commitments and Contingencies
Contractual commitments for vessels	$ 94.2